CAPITAL MANAGEMENT - Debt to equity ratio (Details) $ in Millions, Rp in Billions	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2022 IDR (Rp)
CAPITAL MANAGEMENT
Total interest-bearing debts	Rp 75,266		Rp 76,834
Less: cash and cash equivalents	(34,228)	$ (2,052)	(33,905)	$ (2,033)	Rp (29,007)	Rp (31,947)
Net debts	41,038		42,929
Total equity attributable to owners of the parent company	Rp 130,151		Rp 133,602
Net debt-to-equity ratio (as a percent)	31.53%	31.53%	32.13%	32.13%